General information (Policies)	12 Months Ended
Dec. 31, 2025
General information
Segmental information

Segmental information

The Group is organised into three geographic regions (i) Europe and ANZ, (ii) Americas, and (iii) AMEA.

●	Europe and ANZ: representing Europe, Australia and New Zealand.
●	Americas: representing North America and South America.
●	AMEA: representing Africa, Asia and the Middle East (which includes Türkiye).

Within the AMEA region, operations are further structured into two sub regions, each led by a President. As a result, the Group has four operating segments. However, the two AMEA sub-regions are aggregated into a single reportable segment due to their similar economic characteristics and the nature of their products, services and regulatory environments of the predominant markets. Consequently, the Group reports three reportable segments, with results presented after intercompany eliminations. The segment information is based on the geographical location of our legal entities.

Revenue

Revenue

Revenue comprises sales of goods after the deduction of discounts, sales taxes and estimated returns. It does not include intercompany sales. Discounts given by the Group include rebates, price reductions and incentives given to customers, promotional couponing and trade communication costs and are based on the contractual arrangements with each customer. Discounts can either be immediately deducted from the sales value on the invoice or off-invoice and settled later through credit notes when the precise amounts are known. Amounts provided for discounts at the end of the period require estimation; historical data and accumulated experience is used to assess the provision using the most likely amount method and, in most instances, the discount can be recognised using known facts. Any differences between actual amounts settled and the amounts provided are recognised in the subsequent reporting period and the impact on the income statement is not material year-on-year.

Customer contracts generally contain a single performance obligation and revenue is recognised when control of products being sold has transferred to the Group’s customer as there are no longer any unfulfilled obligations to the customer. This is generally on delivery to the customer but depending on individual customer terms, this can be at the time of dispatch, delivery or upon formal customer acceptance. This is considered the appropriate point where the performance obligations in the Group’s contracts are satisfied as the Group no longer has control over the inventory.

Customers have the contractual right to return goods only when authorised by the Group. If material, an estimate has been made of goods that will be returned, and a liability has been recognised for this amount. An asset is then recorded for the corresponding inventory that is estimated to return to the Group using a best estimate based on accumulated experience. The Group’s customers are distributors who may be able to return unsold goods in consignment arrangements.

Revenue is recognised where the Group controls the goods prior to transfer to the customer and bears the associated inventory risk. For more detail refers to Note 21.

Adjusted EBIT and Adjusted EBITDA

Adjusted EBIT and Adjusted EBITDA

Adjusted EBIT refers to operating profit before adjusting items within operating profit. Adjusted EBITDA is defined as Adjusted EBIT before the impact of depreciation, amortisation. They represent the Group’s measures for the performance of each segment profit or loss. Adjusting items within operating profit include impairment, restructuring costs, acquisition and disposal related costs and other one-off items classified separately due to their nature and/or frequency of occurrence (See Note 3).

Adjusted EBIT margin and Adjusted EBITDA margin are calculated as the respective adjusted measure divided by revenue for the period.

Operating costs

Operating costs

Operating costs include cost of sales, selling, general and administrative expenses and other items including gains and losses on business disposals, acquisition and disposal-related costs, restructuring costs, impairments and other items within operating profit recognised separately due to their nature and/or frequency. Depreciation and amortisation are included mainly within Cost of Sales and Selling, general and administrative expenses. For further details in relation to the Transitional Period refer to Note 21.

(i) Cost of sales

Cost of sales includes the cost of inventories sold during the period and distribution costs. The cost of inventories are raw and packaging materials and related production costs. Distribution costs are charged to the income statement as incurred.

(ii) Selling, general and administrative expenses

Selling, general and administrative expenses comprise advertising and promotion and overheads. Advertising and promotion spend includes costs incurred for the purpose of building and maintaining brand equity and awareness. Overheads include staff costs associated with sales activities and central functions, and research and development costs which are staff costs, material costs, depreciation and other costs directly attributable to research and development activities.

(iii) Restructuring costs

Restructuring costs are costs that are directly attributable to a restructuring project. Management defines a restructuring project as a strategic, major initiative that delivers cost savings and materially change either the scope of the business or the manner in which business is conducted.

(iv) Acquisition and disposal-related costs

Acquisition and disposal-related costs are costs that are directly attributable to a business acquisition or disposal project.

(v) Impairment of assets

Impairment of assets including goodwill, intangible assets and property, plant and equipment.

(vi) Gains or losses from the disposal of group companies

Gains or losses from the disposal of group companies which arise from business disposal projects.

(vii) Others

Other approved one-off items are those additional matters considered by management to be significant and outside the course of normal operations.

Pensions and similar obligations

The Group operates both defined contribution plans and defined benefit plans.

For defined contribution plans, the charges to the income statement are the Group contributions payable, as the Group’s obligation is limited to the contributions paid into the plans. The assets and liabilities of such plans are not included in the balance sheet of the Group.

For defined benefit plans, operating and finance costs are recognised separately in the income statement. The amount charged to operating cost in the income statement is the cost of accruing benefits promised to employees over the year. In addition, there are also plan administration costs and costs and/or credits arising from one-off events such as past service benefit changes, settlements and curtailments. These one-off events are fully recognised as they occur in the income statement. The net amount charged or credited to finance costs is calculated by applying the discount rate of the defined benefit obligation to net pension asset or liability at the prior year end as recognised in the balance sheet. The net pension asset or liability recognised in the balance sheets in respect of defined benefit plans is the fair value of the plan assets less the present value of the defined benefit obligation at the balance sheet date. The defined benefit obligation is calculated annually by qualified actuaries using the projected unit credit method for our plans with a liability over €10 million. For other plans with a liability below € 10 million but over € 1 million, it is calculated once every three years. Defined benefits plan below €1 million are accounted as defined contributions plans. Recognised assets are limited to the present value of any reductions in future contributions or any future refunds. The net pension liability is presented as a long-term provision; no distinction is made for the short-term portion.

To make actuarial calculations for the valuation of defined benefit obligations, assumptions are needed for discount rates, healthcare cost increases, future salary increases, future pension increases, life expectancy and employee turnover rates. The actuarial calculations are made by external actuaries based on inputs from observable market data, such as corporate bond returns and yield curves to determine the discount rates, mortality tables to determine life expectancy, and inflation rates to determine future salary increases and future pension increases. Remeasurements of the net defined benefit asset or liability comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (excluding interest). The Group recognises all remeasurements in other comprehensive income and in other reserves.

The Group’s net obligation with respect to other long-term employee benefits is the amount of future benefit that employees have earned in return for their service in the current and prior periods, such as jubilee entitlements. That benefit is discounted to determine its present value. Remeasurements are recognised in the consolidated statements of income in the period in which they arise.

Share-based compensation plans

The fair value of awards at grant date is calculated using observable market price. This value is expensed over their vesting period, with a corresponding credit to equity. The expense is reviewed and adjusted to reflect changes to the level of awards expected to vest, except where this arises from a failure to meet a market condition. Any cancellations are recognised immediately in the income statement. Where the terms of an award are modified, the incremental fair value arising from the modification is recognised over the remaining vesting period.

Share-based compensation

The Group operates a number of share-based compensation plans involving awards of ordinary shares of TMICC N.V.

Net finance costs

Net finance costs are comprised of finance costs and finance income, including net finance costs in relation to pensions and similar obligations.

Finance income includes income on cash and cash equivalents and income on other financial assets. Finance costs include interest costs in relation to financial liabilities and ineffectiveness on hedges recognised in the income statement. This includes interest on lease liabilities which represents the unwind of the discount rate applied to lease liabilities.

Borrowing costs are recognised based on the effective interest method.

Income tax

Income tax on the profit for the year comprises current and deferred tax. Income tax is recognised in the income statement except to the extent that it relates to items recognised directly in equity or Invested Capital. See Note 1 for further detail on the estimation of the tax charge for the purposes of the comparatives.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the balance sheet date, and any adjustments to tax payable in respect of previous years.

Total tax in the consolidated income statement will differ from the income tax paid in the consolidated cash flow statement primarily because of deferred tax arising on temporary differences and payment dates for income tax occurring after the balance sheet date.

The Group is subject to taxation in the many countries in which it operates. The tax legislation of these countries differs, is often complex and is subject to interpretation by management and the government authorities. These matters of judgement give rise to the need to create provisions for tax payments that may arise in future years with respect to transactions already undertaken. Provisions take into account the circumstances of each case, including the strength of technical arguments, recent case law decisions or rulings on similar issues and relevant external advice. Provisions are estimated based on one of two methods, the expected value method (the sum of the probability weighted amounts in a range of possible outcomes) or the single most likely amount method, depending on which is expected to better predict the resolution of the uncertainty.

Income tax is recognised in other comprehensive income for items recognised directly in Shareholders’ Equity.

Deferred tax

Deferred tax is recognised using the liability method on taxable temporary differences between the tax base and the accounting base of items included in the balance sheet of the Group. Certain temporary differences are not provided for as follows:

●	goodwill not deductible for tax purposes;
●	the initial recognition of assets or liabilities that affect neither accounting nor taxable profit;
●	differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future.

The amount of deferred tax provided is based on the expected manner of realisation or settlement of the carrying amount of assets and liabilities, using tax rates enacted, or substantively enacted, at the year end.

The Group has applied the exemption to not recognise or disclose any deferred tax related to Pillar II income taxes.

A deferred tax asset is recognised only to the extent that it is probable that future taxable profits will be available against which the asset can be utilised. Deferred tax assets are reduced to the extent that it is no longer probable that the related tax benefit will be realised.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when the deferred income taxes relate to the same fiscal authority.

Earnings per share

The earnings per share calculations are based on the weighted average number of ordinary shares of TMICC in issue from the date of the Demerger, being 8 December 2025, less the weighted average number of shares held as treasury shares. As no changes to the number of shares in issue occurred following the Demerger, the weighted average number of shares for the period is equal to the number of shares issued on that date.

In calculating diluted earnings per share, the weighted average number of shares is adjusted to reflect the dilutive effect of potential ordinary shares, principally arising from employee and executive share-based payment arrangements.

Goodwill and intangible assets

Goodwill

Goodwill is initially recognised based on the accounting policy for business combinations (see Note 20). Goodwill arising from a business combination is allocated to the Group’s cash-generating units (“CGUs”) or groups of CGUs that are expected to benefit from the synergies of the combination. Where the acquired business does not constitute a separate CGU, goodwill is allocated to the existing CGUs of the Group in accordance with the organisational structure described below. The CGUs to which goodwill is allocated may not necessarily be the same CGUs to which the identifiable assets and liabilities of the acquired business are assigned.

Intangible assets

Separately purchased intangible assets are initially measured at cost, being the purchase price at the date of acquisition. Intangible assets acquired as part of a business combination are recognised separately from goodwill where they meet the definition of an identifiable intangible asset and are initially measured at fair value at the acquisition date.

Expenditure on internally generated intangible assets, including development expenditure, is recognised in profit or loss as incurred.

Indefinite-life intangible assets mainly comprise acquired brands, for which there is no foreseeable limit to the period over which they are expected to generate net cash inflows. These assets are assessed as having an indefinite useful life due to the strength and durability of the brands and the level of ongoing marketing support. Indefinite-life intangible assets are not amortised but are tested for impairment annually, or more frequently if events or changes in circumstances indicate that they may be impaired. Any impairment losses are recognised in the income statement as they arise.

Finite-life intangible assets mainly comprise software, trademarks, licences and technology. These assets are amortised on a straight-line basis over their estimated useful lives, or over the period of legal rights if shorter. Finite-life intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Cash generating units

The Group’s assets are grouped into CGUs, which represent the smallest identifiable groups of assets that generate largely independent cash inflows. These CGUs are aligned with the Group’s organisational structure of regions and sub-regions.

Impairment review

Impairment testing is performed by comparing the carrying amount of each CGU or group of CGUs with its recoverable amount. The recoverable amount is determined as the higher of value in use and fair value less costs of disposal, with value in use being the primary basis of measurement. Any impairment losses identified are recognised in the income statement as they arise.

Property, plant and equipment

The Group’s property, plant and equipment is comprised of owned assets (note 9A) and leased assets (note 9B). Property, plant and equipment is measured at cost less depreciation and accumulated impairment losses.

Property, plant and equipment is subject to review for impairment if triggering events or circumstances indicate that this is necessary. If an indication of impairment exists, the asset’s recoverable amount is estimated, and any impairment loss is charged to the income statement as it arises.

Owned assets

Owned assets are initially measured at historical cost. Depreciation is provided on a straight-line basis over the expected average useful lives of the assets. Residual values and useful lives are reviewed at least annually. The review of residual values and useful lives has taken into consideration the impacts of climate change and the actions the Group undertakes to mitigate and adapt against these climate-related risks and there is no material impact on the income statement for this year. Estimated useful lives by major class of assets are as follows:

● Leasehold land and buildings	40 years (or life of lease if less)
● Plant and equipment	2-20 years
● Freehold buildings (no depreciation on freehold land)	40 years

Leased assets

The cost of a leased asset is measured as the lease liability at inception of the lease contract and other direct costs less any incentives granted by the lessor. The Group has not capitalised leases which are less than 12 months or leases with low value assets. These mainly relate to IT equipment, office equipment, furniture and fittings and other peripheral items. When a lease liability is remeasured, the related lease asset is adjusted by the same amount.

Depreciation is provided on a straight-line basis from the commencement date of the lease to the end of the lease term.

Inventories

Inventories are valued at the lower of weighted average cost and net realisable value. Cost comprises direct costs and, where appropriate, a proportion of attributable production overheads. Net realisable value is the estimated selling price less the estimated costs necessary to make the sale.

Trade and other current receivables

Trade and other current receivables are initially recognised at fair value plus any directly attributable transaction costs. Subsequently, these assets are held at amortised cost, using the effective interest method and net of any impairment losses. Discounts payable to customers are shown as a reduction in trade receivables when there are a legal right and intent to settle them on a net basis.

Trade payables and other liabilities

Trade payables

Trade payables are initially recognised at fair value less any directly attributable transaction costs. Trade payables are subsequently measured at amortised cost, using the effective interest method.

Other liabilities

Other liabilities are initially recognised at fair value less any directly attributable transaction costs. Subsequent measurement depends on the type of liability:

●	Accruals are subsequently measured at amortised cost, using the effective interest method.
●	Social security and sundry taxes are subsequently measured at amortised cost, using the effective interest method.
●	Others are subsequently measured either at amortised cost, using the effective interest method or at fair value, with changes being recognised in the income statement.

Ordinary shares	Ordinary shares Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.
Other reserves

Other reserves

Other reserves include the foreign currency translation reserve and the cash flow hedge reserve. It also includes the difference between the fair value of the shares issued in 2025 and the net book value of the business transferred to the Group under common control business combination.

Derivative financial instruments	Derivative financial instruments The Group’s use of, and accounting for, derivative instruments is explained in Note 15.
Financial liabilities

Financial liabilities

Financial liabilities are initially recognised at fair value, less any directly related transaction costs. When bonds are designated as being part of a fair value hedge relationship, in those cases bonds are carried at amortised cost, adjusted for the fair value of the risk being hedged, with changes in value shown in the income statement. Put options are initially recognised at the present value of the expected gross obligation, with changes in value being recognised in finance costs.

Lease liabilities

Lease liabilities

Lease liabilities are initially measured at the present value of the lease payments that are not yet paid at the start of the lease term. This is discounted using an appropriate borrowing rate determined by the Group, where none is readily available in the lease contract. The lease liability is subsequently reduced by cash payments and increased by interest costs. The lease liability is remeasured when the Group assesses that there will be a change in the amount expected to be paid during the lease term.

Derivatives and Hedge accounting

Derivatives and Hedge accounting

Derivatives are measured at fair value with any related transaction costs expensed as incurred. The treatment of changes in the value of derivatives depends on their use as explained below.

Cash flow hedges

Certain derivatives are held to hedge the uncertainty in timing or amount of future forecast cash flows. Such derivatives are classified as being part of cash flow hedge relationships. For an effective hedge, gains and losses from changes in the fair value of derivatives are recognised in equity. Cost of hedging, where material and opted for, is recorded within equity. Any ineffective elements of the hedge are recognised in finance costs. Ineffectiveness may occur if there are changes to the expected timing of the hedged transaction. If the hedged cash flow relates to a non-financial asset, the amount accumulated in equity is subsequently included within the carrying value of that asset. For other cash flow hedges, amounts deferred in equity are taken to finance costs at the same time as the related cash flow.

When a derivative no longer qualifies for hedge accounting, any cumulative gain or loss remains in equity until the related cash flow occurs. When the cash flow takes place, the cumulative gain or loss is taken to finance costs. If the hedged cash flow is no longer expected to occur, the cumulative gain or loss is taken to finance costs immediately.

Derivatives for which hedge accounting is not applied

Derivatives not classified as hedges are held in order to hedge certain balance sheet items and commodity exposures. No hedge accounting is applied to these derivatives, which are carried at fair value with changes being recognised in finance costs.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents in the consolidated balance sheet include deposits and short-term deposits. To be classified as cash and cash equivalents, an asset must:

●	be readily convertible into cash;
●	have an insignificant risk of changes in value; and
●	have a maturity period of three months or less at acquisition.

Cash and cash equivalents in the cash flow statement also include bank overdrafts and are recorded at amortised cost.

Provisions

Provisions are recognised where a legal or constructive obligation exists at the balance sheet date, as a result of a past event, where the amount of the obligation can be reliably estimated and where the outflow of economic benefit is probable.

Commitments

Lease commitments are the future cash out flows from the lease contracts which are not recorded in the measurement of lease liabilities. These include potential future payments related to leases of low value assets, leases which are less than twelve months, variable leases, extension and termination options and leases not yet commenced but which the Group has committed to.

Contingent liabilities

Contingent liabilities are either possible obligations that will probably not require a transfer of economic benefits, or present obligations that may, but probably will not, require a transfer of economic benefits. It is not appropriate to make provisions for contingent liabilities, but there is a chance that they will result in an obligation in the future. Assessing the amount of liabilities that are not probable is highly judgemental, so contingent liabilities are disclosed on the basis of the known maximum exposure.

Acquisitions and disposals

Business combinations are accounted for using the acquisition accounting method as at the acquisition date, which is the date at which control is transferred to the Group.

Goodwill is measured at the acquisition date as the fair value of consideration transferred, plus non-controlling interests and the fair value of any previously held equity interests less the net recognised amount (which is generally fair value) of the identifiable assets and liabilities assumed. Goodwill is subject to an annual review for impairment (or more frequently if necessary) in accordance with the accounting policies of the Group. Any impairment is charged to the income statement as it arises. Detailed information relating to goodwill is provided in Note 8.

Transaction costs are expensed as incurred.

Related party transactions	A related party is a person or entity that is related to the Group. These include both people and entities that have, or are subject to, the influence or control of the Group.
Events after the balance sheet date

Where events occurring after the balance sheet date provide evidence of conditions that existed at the end of the reporting period, the impact of these events is adjusted within the consolidated financial statements. Otherwise, events after the balance sheet date of a material size or nature are disclosed below.